Commitments and Contingencies (Details) - Schedule of minimum aggregate future obligations under noncancelable operating leases - FF Intelligent Mobility Global Holdings Ltd [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies (Details) - Schedule of minimum aggregate future obligations under noncancelable operating leases [Line Items]
2021	$ 525
Future Obligations Under Noncancelable Operating Leases	$ 525